Segment Reporting (Schedule of Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Revenues	$ 61,926	$ 58,114	$ 124,131
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues	8,454	7,302	5,889
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues	3,591	7,611	11,018
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 2,560	$ 2,904	$ 26,808